SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Estimated Useful Lives of Assets

Property and equipment are stated at cost less accumulated depreciation and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	3 – 5 years
Motor vehicles	4 years
Leasehold improvement	shorter of lease terms or 3 years

Estimated Economic Lives of Intangible Assets

Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic lives of the intangible assets as follows:

Computer software	5 years
Mobile games and platforms	1 – 6 years
Acquired customer relationships	7 years
Mobile game product development costs	3 years
Mobile game licenses	2 – 6 years
Acquired contract with mobile network operator	3 years

Assets Measured at Fair Value on Recurring Basis

The following table sets forth assets measured at fair value on a recurring basis as of December 31, 2014:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	US$
Available-for-sale security (Note 7)	—	—	18,888	3,044

Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2014.

Available-for-sale security
RMB
Balance as of January 1, 2014	—

Recognized during the year	18,413
Realized or unrealized gain	475
Settlement	—

Balance as of December 31, 2014	18,888

Balance as of December 31, 2014 in US$	3,044

The amount of total gain for the year ended December 31, 2014 included in earnings	475

The amount of total gain for the year ended December 31, 2014 included in earnings, in US$	77

Assets Measured at Fair Value on Nonrecurring Basis

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2013:

		Fair value at December 31, 2013 measured using
	Carrying value at December 31, 2013	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2013
	RMB	RMB	RMB	RMB	RMB
Intangible assets—Computer software	2,613	—	—	—	2,613

Total assets measured at fair value on nonrecurring basis					2,613